Commitments (Details 2) - Seoul Guarantee Insurance Company [Member] - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Guarantee limit	₩ 3,741,850	₩ 1,714,371
Performance Guarantee Etc [Member]
IfrsStatementLineItems [Line Items]
Guarantee limit	560,650	814,371
Performance Guarantee Etc 1 [Member]
IfrsStatementLineItems [Line Items]
Guarantee limit	1,840,200
Loan Guarantee [Member]
IfrsStatementLineItems [Line Items]
Guarantee limit	900,000	₩ 900,000
Loan Guarantee 1 [Member]
IfrsStatementLineItems [Line Items]
Guarantee limit	₩ 441,000